Other Expenses (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Expenses
Other expenses	$ 100,637,000	$ 32,960,000	$ 106,945,000	$ 46,383,000	$ 51,270,000	$ 89,732,000	$ 157,003,000
Provision for loss on asset value guarantees	$ 93,900,000	$ 31,300,000	$ 100,500,000	$ 31,300,000